FINANCIAL INSTRUMENTS (Schedule of Sensitivity Test) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
5% increase in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 519	$ 513
5% decrease in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	(519)	(513)
5% increase in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(21)	(143)
5% decrease in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	21	143
5% increase in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(197)	(135)
5% decrease in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	$ 197	$ 135